Due to Officers/Stockholders (Details Textual) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Due to Officers or Stockholders	$ 789,902	$ 725,699	$ 247,259
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due to Officers or Stockholders	88,719	42,219
Accrued Salaries	481,819	399,786
Accrued Liabilities	$ 31,864	$ 101,194